Shareholders' Equity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Common stock, shares authorized (in shares)	1,850,000,000
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Treasury stock, shares, acquired (in shares)	0	0	0
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 300,000,000